Offsetting of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements
The financial instruments subject to offsetting, master netting agreements and similar agreements as of December 31, 2021 and 2020 are as follows:

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.21	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	106,830	—	106,830	(99,922)	6,908

Total	106,830	—	106,830	(99,922)	6,908

Financial Liabilities
Derivate Instruments	127,920	—	127,920	(99,922)	27,998

Total	127,920	—	127,920	(99,922)	27,998

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.20	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	41,767	—	41,767	(37,865)	3,902

Total	41,767	—	41,767	(37,865)	3,902

Financial Liabilities
Derivate Instruments	47,536	—	47,536	(37,865)	9,671

Total	47,536	—	47,536	(37,865)	9,671